Quarterly Report
December 31, 2021
MFS®  Massachusetts
Municipal Bond Fund
MMA-Q3

Portfolio of Investments
12/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.2%
Airport Revenue – 6.3%
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2038	$2,000,000	$2,481,663
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2040	2,755,000	3,407,962
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2042	3,000,000	3,579,647
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2047	1,500,000	1,787,768
Massachusetts Port Authority Rev., “B”, 5%, 7/01/2043	3,625,000	4,244,142
Massachusetts Port Authority Rev., “C”, 5%, 7/01/2044	3,000,000	3,684,054
Massachusetts Port Authority Rev., “E”, 5%, 7/01/2029	620,000	784,614
Massachusetts Port Authority Rev., “E”, 5%, 7/01/2030	500,000	644,836
Massachusetts Port Authority Rev., “E”, 5%, 7/01/2031	1,000,000	1,314,621
Massachusetts Port Authority Rev., “E”, 5%, 7/01/2032	1,590,000	2,084,485
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2024	300,000	332,308
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2025	395,000	453,008
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2026	600,000	708,900
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2027	755,000	914,165
		$26,422,173
General Obligations - General Purpose – 12.7%
Barnstable, MA, General Obligation, 5%, 3/15/2026	$500,000	$592,908
Barnstable, MA, General Obligation, 5%, 3/15/2027	665,000	813,253
Barnstable, MA, General Obligation, 5%, 3/15/2029	685,000	880,817
Beverly, MA, General Obligation, 5%, 3/15/2027	1,200,000	1,465,461
Beverly, MA, General Obligation, 5%, 3/15/2028	1,330,000	1,668,323
Beverly, MA, General Obligation, 5%, 3/15/2029	455,000	585,068
Boston, MA, General Obligation Refunding, “D”, 5%, 3/01/2025	1,500,000	1,716,497
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	705,000	754,161
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	535,000	599,557
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	145,000	166,895
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	170,000	200,378
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/2023	1,000,000	1,078,658
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/2028	2,225,000	2,853,866
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “D”, 4%, 2/01/2044	2,000,000	2,271,691
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “D”, 4%, 2/01/2046	2,600,000	2,949,293
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “E”, 5%, 11/01/2032	2,250,000	2,967,120
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “E”, 5%, 11/01/2033	1,740,000	2,289,044
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “F”, 5%, 11/01/2042	3,000,000	3,694,742
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “I”, 5%, 12/01/2034	1,000,000	1,202,418
Commonwealth of Massachusetts, General Obligation, “B”, 5%, 11/01/2025	4,000,000	4,683,075
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	3,880,000	3,443,500
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	445,000	448,145
East Bridgewater, MA, General Obligation Municipal Purpose Loan, 5%, 4/15/2029	1,170,000	1,503,511
Hanover, MA, General Obligation, 1%, 2/24/2022	1,581,783	1,583,664
Longmeadow, MA, General Obligation, 5%, 5/15/2025	810,000	933,228
Massachusetts Turnpike Authority, Metropolitan Highway System Rev., Capital Appreciation, “A”, NPFG, 0%, 1/01/2029	1,560,000	1,415,268
Norton, MA, Bond Anticipation Notes, 2%, 7/15/2022	1,400,000	1,413,242
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	510,000	525,287
State of California, Various Purpose General Obligation Refunding, 4%, 10/01/2041	2,560,000	3,094,004
State of Illinois, General Obligation, 5.5%, 5/01/2039	280,000	357,759
State of Illinois, General Obligation, 5.75%, 5/01/2045	255,000	326,643
West Springfield, MA, General Obligation, 3%, 5/15/2032	1,490,000	1,684,682
West Springfield, MA, General Obligation, 3%, 5/15/2033	1,490,000	1,677,797
Worcester, MA, General Obligation Municipal Purpose Loan, 5%, 2/15/2029	1,225,000	1,568,227
		$53,408,182
General Obligations - Schools – 0.4%
San Marcos, CA, Unified School District (Election of 2010), Capital Appreciation, “C”, 0%, 8/01/2038 (Prerefunded 2/15/2024)	$3,375,000	$1,567,418

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – 13.1%
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), “A”, 4%, 6/01/2049	$1,500,000	$1,717,200
Massachusetts Development Finance Agency Rev. (Baystate Medical Center), “N”, 5%, 7/01/2044	2,000,000	2,191,889
Massachusetts Development Finance Agency Rev. (Berkshire Health Systems), “I”, 5%, 10/01/2029	600,000	773,150
Massachusetts Development Finance Agency Rev. (Berkshire Health Systems), “I”, 5%, 10/01/2030	1,675,000	2,199,744
Massachusetts Development Finance Agency Rev. (Berkshire Health Systems), “I”, 5%, 10/01/2031	400,000	535,768
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), “K”, 5%, 7/01/2036	635,000	790,107
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), “K”, 5%, 7/01/2037	850,000	1,055,616
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), “K”, 5%, 7/01/2038	700,000	868,024
Massachusetts Development Finance Agency Rev. (CareGroup), “I”, 5%, 7/01/2037	1,000,000	1,170,681
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2036	1,000,000	1,227,116
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2037	1,000,000	1,225,057
Massachusetts Development Finance Agency Rev. (Children's Hospital), “P”, 5%, 10/01/2032	1,000,000	1,126,243
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “N”, 5%, 12/01/2041	1,690,000	1,995,501
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2029	100,000	128,332
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2030	100,000	127,773
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2031	125,000	159,225
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2032	175,000	222,192
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2033	150,000	189,911
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2034	400,000	505,475
Massachusetts Development Finance Agency Rev. (Lahey Health System Obligated Group), “F”, 5%, 8/15/2030	2,000,000	2,288,940
Massachusetts Development Finance Agency Rev. (Massachusetts General Brigham, Inc.), “A-2”, 5%, 7/01/2023	5,000,000	5,350,827
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/2043	1,000,000	1,054,796
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “G”, 5%, 7/15/2046 (n)	1,000,000	1,216,788
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “Q”, 5%, 7/01/2041	1,500,000	1,766,449
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “Q”, 5%, 7/01/2047	1,500,000	1,759,949
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S”, 4%, 7/01/2041	3,500,000	4,000,360
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S-4”, 5%, 7/01/2034	700,000	859,899
Massachusetts Development Finance Agency Rev. (South Shore Hospital), “I”, 5%, 7/01/2041	2,300,000	2,663,965
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2041	1,850,000	2,165,659
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	2,000,000	2,351,364
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “L”, 5%, 7/01/2044	1,000,000	1,188,463
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 4%, 7/01/2044	2,080,000	2,347,218
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	2,000,000	2,412,790
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2034	450,000	579,733
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 4%, 10/01/2045	2,500,000	2,913,808
Massachusetts Development Finance Agency Rev., “J-2”, 5%, 7/01/2048	1,610,000	1,948,141
		$55,078,153
Healthcare Revenue - Long Term Care – 1.7%
Massachusetts Development Finance Agency First Mortgage Rev. (Berkshire Retirement Community), 5%, 7/01/2031	$1,000,000	$1,131,709
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037 (a)(d)	500,000	150,000
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 4%, 12/01/2042	485,000	539,068
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5%, 12/01/2042	525,000	603,262
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/2056	78,679	59,027
Massachusetts Development Finance Agency Rev. (Loomis Communities), 4%, 1/01/2031 (n)(w)	500,000	545,663
Massachusetts Development Finance Agency Rev. (Loomis Communities), 4%, 1/01/2051	900,000	989,977
Massachusetts Development Finance Agency Rev. (Loomis Communities), “A”, 6%, 1/01/2033 (Prerefunded 10/13/2022)	250,000	263,941
Massachusetts Development Finance Agency Rev. (Loomis Communities), ETM, 6%, 1/01/2033 (Prerefunded 7/01/2023)	250,000	271,103
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	1,250,000	1,351,856
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043 (Prerefunded 11/15/2023) (n)	1,000,000	1,111,886
		$7,017,492

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – 0.2%
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$500,000	$514,222
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032 (n)	37,160	39,320
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	475,000	524,081
		$1,077,623
Miscellaneous Revenue - Other – 2.0%
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2037	$1,000,000	$1,233,329
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2038	1,000,000	1,232,399
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2043	1,000,000	1,231,418
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2038	1,000,000	1,240,831
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2039	2,000,000	2,477,510
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	1,095,000	1,104,454
		$8,519,941
Multi-Family Housing Revenue – 3.5%
Boston, MA, Housing Authority Capital Program Rev., “B”, 5%, 4/01/2028	$1,000,000	$1,237,296
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), “I-A”, LOC, 5%, 12/15/2024	925,000	928,472
Massachusetts Development Finance Agency Rev. (Morville House Apartments), “A”, LOC, 4.95%, 12/15/2023	1,895,000	1,903,177
Massachusetts Housing Finance Agency, “A”, 3.7%, 12/01/2038	1,000,000	1,093,768
Massachusetts Housing Finance Agency, “A”, 3.8%, 12/01/2043	2,025,000	2,210,618
Massachusetts Housing Finance Agency, “A”, FHA, 5.25%, 12/01/2035	705,000	710,279
Massachusetts Housing Finance Agency, “C”, 5.35%, 12/01/2049	1,035,000	1,036,376
Massachusetts Housing Finance Agency, “C-1”, 2.9%, 12/01/2039	1,000,000	1,054,821
Massachusetts Housing Finance Agency, “C-1”, 3.1%, 12/01/2044	2,000,000	2,104,196
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.75%, 12/01/2030	1,425,000	1,427,519
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.875%, 12/01/2032	1,190,000	1,192,189
		$14,898,711
Port Revenue – 0.7%
Martha's Vineyard, MA, Woods Hole Steamship Authority, “A”, 4%, 3/01/2028	$2,660,000	$2,942,329
Sales & Excise Tax Revenue – 6.3%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	$25,000	$30,662
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	20,000	24,898
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	25,000	31,805
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036	110,000	126,695
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	145,000	163,426
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	140,000	163,140
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	310,000	371,973
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	275,000	338,368
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	60,000	75,579
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	140,000	179,952
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	125,000	158,524
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	175,000	225,141
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	80,000	94,095
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	55,000	64,573
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	85,000	100,129
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2024	1,590,000	1,772,985
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,850,000	2,420,345
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2031	2,000,000	2,741,497
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-2”, VRDN, 0.07%, 7/01/2026	1,780,000	1,780,000
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., “A”, 5%, 2/15/2044	4,000,000	4,996,183
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., “B”, 4%, 11/15/2046	3,000,000	3,420,246
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	73,000	83,228
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	215,000	248,875
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	671,000	756,081
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	256,000	288,460

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	$5,000	$5,649
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	101,000	115,606
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	11,000	10,619
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	117,000	108,180
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	22,000	19,307
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,059,000	861,546
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,011,000	766,333
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	9,313,000	3,164,832
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	410,000	437,316
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (n)	360,000	368,537
		$26,514,785
Secondary Schools – 1.8%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056 (n)	$290,000	$324,587
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2039	1,000,000	1,085,274
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2054	1,000,000	1,073,617
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2030	500,000	562,400
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2031	1,015,000	1,139,479
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2037	1,000,000	1,129,983
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2033	2,000,000	2,222,803
		$7,538,143
Single Family Housing - Local – 0.4%
Montgomery County, MD, Housing Opportunities Commission Program Rev., “A”, 4%, 7/01/2049	$1,410,000	$1,549,589
Single Family Housing - State – 3.4%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$985,000	$1,054,170
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	925,000	1,017,179
Massachusetts Housing Finance Agency, Single Family Housing Rev., “186”, 4%, 6/01/2039 (n)	860,000	909,878
Massachusetts Housing Finance Agency, Single Family Housing Rev., “206”, 3.3%, 6/01/2034	365,000	390,275
Massachusetts Housing Finance Agency, Single Family Housing Rev., “206”, 3.45%, 12/01/2036	485,000	521,528
Massachusetts Housing Finance Agency, Single Family Housing Rev., “215”, GNMA, 4%, 12/01/2050	2,890,000	3,217,305
Massachusetts Housing Finance Agency, Single Family Housing Rev., “220”, GNMA, 5%, 6/01/2026	120,000	142,466
Massachusetts Housing Finance Agency, Single Family Housing Rev., “220”, GNMA, 5%, 12/01/2026	100,000	120,193
Massachusetts Housing Finance Agency, Single Family Housing Rev., “220”, GNMA, 5%, 6/01/2027	110,000	133,756
Massachusetts Housing Finance Agency, Single Family Housing Rev., “220”, GNMA, 5%, 12/01/2027	100,000	123,123
Massachusetts Housing Finance Agency, Single Family Housing Rev., “220”, GNMA, 5%, 6/01/2028	100,000	124,433
Massachusetts Housing Finance Agency, Single Family Housing Rev., “220”, GNMA, 5%, 12/01/2028	100,000	125,883
Massachusetts Housing Finance Agency, Single Family Housing Rev., “220”, GNMA, 5%, 6/01/2029	100,000	127,153
Massachusetts Housing Finance Agency, Single Family Housing Rev., “220”, GNMA, 1.35%, 12/01/2029	400,000	396,152
Massachusetts Housing Finance Agency, Single Family Housing Rev., “222”, GNMA, 3%, 6/01/2051	1,000,000	1,086,753
Massachusetts Housing Finance Agency, Single Family Housing Rev., “214”, GNMA, 2.95%, 12/01/2044	1,865,000	1,956,153
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.7%, 10/01/2037	1,280,000	1,337,673
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4.25%, 1/01/2050	1,255,000	1,378,415
		$14,162,488
State & Local Agencies – 3.6%
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	$1,245,000	$1,418,536
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	75,000	91,626
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	60,000	73,117
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	30,000	36,488
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 0.864% (LIBOR - 3mo. + 0.75%), 6/01/2037	1,400,000	1,355,230
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	350,000	438,297
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	665,000	808,408
Massachusetts College Building Authority Project Rev., “A”, 5%, 5/01/2031 (Prerefunded 5/01/2023)	275,000	292,372

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Massachusetts College Building Authority Project Rev., “A”, 5%, 5/01/2032 (Prerefunded 5/01/2023)	$760,000	$808,010
Massachusetts College Building Authority Project Rev., Capital Appreciation, “A”, SYNCORA, 0%, 5/01/2022	8,310,000	8,300,699
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	45,000	53,346
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2032	25,000	32,268
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2033	15,000	19,300
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	65,000	76,546
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	55,000	64,594
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2036	40,000	46,829
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	35,000	40,872
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2038	55,000	64,097
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2041	35,000	40,542
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	345,000	407,366
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2039	765,000	945,349
		$15,413,892
Student Loan Revenue – 3.8%
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2029	$1,400,000	$1,731,122
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2030	1,300,000	1,635,060
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 2%, 7/01/2037	3,000,000	2,998,457
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	2,000,000	2,118,950
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3.75%, 7/01/2047	4,000,000	4,188,165
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 5.625%, 7/01/2029	405,000	405,421
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	420,000	427,063
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 4.5%, 7/01/2024	340,000	346,543
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 3%, 7/01/2051	2,000,000	2,016,249
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	245,000	250,405
		$16,117,435
Tax - Other – 1.0%
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	$225,000	$260,451
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	120,000	138,780
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	370,000	422,965
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2029	210,000	265,348
Massachusetts Special Obligation Dedicated Tax Rev., NPFG, 5.5%, 1/01/2023	1,585,000	1,664,085
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	305,000	311,093
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	995,000	1,027,609
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	225,000	246,438
		$4,336,769
Tax Assessment – 0.0%
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	$25,000	$28,563
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	32,000	37,548
		$66,111
Tobacco – 0.3%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$250,000	$314,180
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, “2”, 0%, 6/01/2057	4,885,000	808,535
		$1,122,715
Toll Roads – 1.2%
Massachusetts Department of Transportation, Metropolitan Highway System Refunding Rev., Subordinated Contract Assistance, 5%, 1/01/2037	$1,000,000	$1,254,463
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “C”, 5%, 1/01/2035	3,000,000	3,778,406
		$5,032,869

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – 3.7%
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), “A”, 5%, 6/01/2036	$2,850,000	$3,369,367
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), “A”, 5%, 6/01/2042	3,000,000	3,630,255
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “A”, NPFG, 4.75%, 7/01/2038	465,000	470,871
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	245,000	246,591
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	280,000	281,948
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	520,000	537,951
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	1,055,000	1,071,263
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NPFG, 5%, 7/01/2038	45,000	45,622
Massachusetts Bay Transportation Authority, Sales Tax Rev., “B-1”, 5%, 7/01/2033	3,000,000	3,920,395
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	890,000	917,661
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	210,000	260,790
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	420,000	495,806
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	225,000	278,044
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	220,000	265,425
		$15,791,989
Universities - Colleges – 22.0%
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), “S-1”, 5%, 10/01/2038	$605,000	$751,243
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), “S-1”, 5%, 10/01/2040	2,665,000	3,299,285
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2035	970,000	1,186,010
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2036	850,000	1,002,050
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2037	625,000	761,384
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2038	340,000	413,572
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 4%, 7/01/2039	3,055,000	3,405,809
Massachusetts Development Finance Agency Rev. (Babson College), 4%, 10/01/2040 (w)	875,000	1,068,261
Massachusetts Development Finance Agency Rev. (Babson College), 4%, 10/01/2044 (w)	700,000	846,279
Massachusetts Development Finance Agency Rev. (Bentley University), 5%, 7/01/2040	1,500,000	1,753,048
Massachusetts Development Finance Agency Rev. (Bentley University), “A”, 4%, 7/01/2038	1,000,000	1,196,095
Massachusetts Development Finance Agency Rev. (Brandeis University), “R”, 5%, 10/01/2038	835,000	1,029,610
Massachusetts Development Finance Agency Rev. (Brandeis University), “S-1”, 5%, 10/01/2039	2,660,000	3,297,612
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2043	725,000	858,341
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2048	250,000	294,425
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5.25%, 1/01/2042	2,000,000	2,337,475
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,000,000	2,314,920
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	1,375,000	1,512,595
Massachusetts Development Finance Agency Rev. (Harvard University), “A”, 5%, 10/15/2029	3,000,000	3,918,221
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2045	250,000	282,632
Massachusetts Development Finance Agency Rev. (Lesley University), “A”, 5%, 7/01/2044	2,250,000	2,752,426
Massachusetts Development Finance Agency Rev. (Merrimack College), 5%, 7/01/2047	1,000,000	1,143,411
Massachusetts Development Finance Agency Rev. (Merrimack University), “B”, 4%, 7/01/2042	475,000	547,927
Massachusetts Development Finance Agency Rev. (Merrimack University), “B”, 4%, 7/01/2050	1,825,000	2,080,272
Massachusetts Development Finance Agency Rev. (Northeastern University), “A”, 5%, 10/01/2031	2,330,000	3,057,618
Massachusetts Development Finance Agency Rev. (Northeastern University), “A”, 5%, 10/01/2033	900,000	1,176,386
Massachusetts Development Finance Agency Rev. (Northeastern University), “A”, 5%, 10/01/2034	500,000	652,259
Massachusetts Development Finance Agency Rev. (Northeastern University), “A”, 5%, 10/01/2035	1,555,000	2,025,606
Massachusetts Development Finance Agency Rev. (Simmons University), “L”, 5%, 10/01/2035	2,000,000	2,442,562
Massachusetts Development Finance Agency Rev. (Simmons University), “M”, 5%, 10/01/2045	725,000	891,917
Massachusetts Development Finance Agency Rev. (Simmons Unversity), “H”, SYNCORA, 5.25%, 10/01/2026	2,250,000	2,516,501
Massachusetts Development Finance Agency Rev. (Springfield College), “A”, 4%, 6/01/2056	3,000,000	3,358,736
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2046	1,000,000	1,160,037
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	1,385,000	1,598,851
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology Issue), 5%, 10/01/2046	2,000,000	2,294,588
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2031	1,110,000	1,255,879
Massachusetts Development Finance Agency Rev. (Western New England University), AGM, 5%, 9/01/2038	2,550,000	3,113,702
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2038	865,000	1,081,911
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2039	950,000	1,186,197
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2047	1,395,000	1,678,846

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 4%, 9/01/2049	$3,000,000	$3,063,975
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 6/01/2027	1,735,000	2,174,153
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/2028	1,000,000	1,257,244
Massachusetts Health & Educational Facilities Authority Rev. (Williams College), “I”, 0.7%, 7/01/2033 (Put Date 7/01/2025)	2,800,000	2,805,059
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	295,000	295,970
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	310,000	313,035
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	110,000	111,458
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	370,000	375,550
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	75,000	75,493
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	90,000	91,350
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	470,000	546,385
University of Massachusetts Building Authority Project Senior Rev., “1”, 5%, 11/01/2037	1,000,000	1,279,950
University of Massachusetts Building Authority Project Senior Rev., “1”, 5%, 11/01/2039 (Prerefunded 11/01/2022)	3,000,000	3,119,684
University of Massachusetts Building Authority Project Senior Rev., “1”, 5%, 11/01/2040	2,500,000	2,908,427
University of Massachusetts Building Authority Senior Refunding Rev., “2019-1”, 5%, 5/01/2039	3,000,000	3,776,729
University of Massachusetts Building Authority Senior Refunding Rev., “2021-1”, 5%, 11/01/2029	2,250,000	2,931,644
		$92,670,605
Utilities - Cogeneration – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$250,000	$256,250
Utilities - Municipal Owned – 2.2%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$200,000	$219,211
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	235,000	256,672
Massachusetts Municipal Wholesale Electric Co., “A”, 4%, 7/01/2046	2,000,000	2,411,090
Massachusetts Municipal Wholesale Electric Co., “A”, 4%, 7/01/2051	2,000,000	2,400,822
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	800,000	797,000
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	125,000	124,531
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	65,000	63,781
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	30,000	30,000
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	300,000	300,000
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	35,000	34,169
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	315,000	307,519
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	510,000	508,087
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	190,000	186,912
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	150,000	146,438
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	135,000	134,494
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	25,000	24,906
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	415,000	413,444
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	220,000	235,253
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	35,000	37,391
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	30,000	30,038
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	65,000	65,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	195,000	190,369
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	220,000	220,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	75,000	75,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	230,000	230,000
		$9,442,127
Utilities - Other – 0.0%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	$210,000	$216,536

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – 6.8%
Boston, MA, Water and Sewer Commission General Refunding Rev., “A”, 4%, 11/01/2025 (Prerefunded 11/01/2022)	$2,950,000	$3,043,378
Boston, MA, Water and Sewer Commission General Refunding Rev., “A”, 3.5%, 11/01/2034 (Prerefunded 11/01/2022)	1,000,000	1,027,365
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	455,000	556,444
Massachusetts Clean Water Trust, State Revolving Fund, 5%, 8/01/2038	1,255,000	1,600,489
Massachusetts Clean Water Trust, State Revolving Fund, 5%, 8/01/2039	545,000	693,854
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2027	1,280,000	1,599,373
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2033	2,000,000	2,848,388
Massachusetts Water Pollution Abatement Trust (MWRA Program), “A”, 5%, 8/01/2032	75,000	75,276
Massachusetts Water Resources Authority, General Refunding Rev. (Green Bonds), “C”, 4%, 8/01/2040	2,910,000	3,309,667
Massachusetts Water Resources Authority, General Rev., “B”, 5%, 8/01/2040	4,000,000	5,209,727
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 8/01/2029	595,000	781,450
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 8/01/2031	1,625,000	2,240,696
Massachusetts Water Resources Authority, Multi-Modal Subordinated General Rev., “C-2”, VRDN, 0.04%, 11/01/2026	5,770,000	5,770,000
		$28,756,107
Total Municipal Bonds		$409,920,432
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$581,000	$520,938
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,200,000	390,462
Total Bonds		$911,400
Investment Companies (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 0.07% (v)	7,837,384	$7,837,384

Other Assets, Less Liabilities – 0.7%		2,862,152
Net Assets – 100.0%		$421,531,368
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,837,384 and $410,831,832, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,255,534, representing 2.0% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
LOC	Letter of Credit
NPFG	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2021 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$409,920,432	$—	$409,920,432
U.S. Corporate Bonds	—	911,400	—	911,400
Mutual Funds	7,837,384	—	—	7,837,384
Total	$7,837,384	$410,831,832	$—	$418,669,216
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,485,262	$71,809,977	$66,457,855	$—	$—	$7,837,384
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,532	$—

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2021, are as follows:
Massachusetts	85.3%
Puerto Rico	4.8%
California	1.1%
Illinois	1.1%
Maryland	0.9%
New Jersey	0.7%
Pennsylvania	0.7%
Utah	0.6%
Guam	0.5%
New York	0.5%
Tennessee	0.4%
Colorado	0.3%
Connecticut	0.3%
Ohio	0.3%
Texas	0.3%
Wisconsin	0.3%
Virginia	0.2%
Alabama	0.1%
Florida	0.1%
Minnesota	0.1%
Washington DC	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.